Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Deferred	$ 14,234
Total income tax expense	14,234
Predecessor
Components Of Income Tax Expense Benefit [Line Items]
Current		914	3,902	4,145
Deferred		8	(77)	128
Total income tax expense		$ 922	$ 3,825	$ 4,273